United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  4/30/08

Date of Reporting Period:  Fiscal year ended 4/30/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Intermediate
Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.02	$ 9.81	$10.12	$10.18	$10.34
Income From Investment Operations:
Net investment income	0.51	0.49	0.44	0.43	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	(0.01)	0.21	(0.31)	(0.06)	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	0.50	0.70	0.13	0.37	0.33
Less Distributions:
Distributions from net investment income	(0.51)	(0.49)	(0.44)	(0.43)	(0.49)
Net Asset Value, End of Period	$10.01	$10.02	$ 9.81	$10.12	$10.18
Total Return [1]	5.08%	7.33%	1.29%	3.72%	3.28%

Ratios to Average Net Assets:
Net expenses	0.56%	0.56%	0.55%	0.55%	0.55%
Net investment income	5.07%	4.97%	4.37%	4.24%	4.78%
Expense waiver/reimbursement [2]	0.20%	0.19%	0.37%	0.38%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$176,944	$192,561	$241,318	$287,081	$264,566
Portfolio turnover	34%	37%	73%	57%	68%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2008	2007	2006		2005	2004
Net Asset Value, Beginning of Period	$10.02	$ 9.81	$10.12		$10.18	$10.34
Income From Investment Operations:
Net investment income	0.48	0.47	0.42		0.41	0.47
Net realized and unrealized gain (loss) on investments and futures contracts	(0.01)	0.21	(0.31)		(0.06)	(0.16)
TOTAL FROM INVESTMENT OPERATIONS	0.47	0.68	0.11		0.35	0.31
Less Distributions:
Distributions from net investment income	(0.48)	(0.47)	(0.42)		(0.41)	(0.47)
Net Asset Value, End of Period	$10.01	$10.02	$ 9.81		$10.12	$10.18
Total Return [1]	4.83%	7.07%	1.07	% [2]	3.48%	3.02%

Ratios to Average Net Assets:
Net expenses	0.80%	0.80%	0.78%		0.79%	0.80%
Net investment income	4.83%	4.72%	4.12%		4.00%	4.53%
Expense waiver/reimbursement [3]	0.41%	0.39%	0.39%		0.38%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,097	$34,222	$38,909		$61,722	$68,292
Portfolio turnover	34%	37%	73%		57%	68%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

2 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.03% on the total return.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,028.70	$2.82
Institutional Service Shares	$1,000	$1,027.50	$4.03
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.08	$2.82
Institutional Service Shares	$1,000	$1,020.89	$4.02

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.56%
Institutional Service Shares	0.80%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value for the 12-month reporting period was 5.08% for Institutional Shares and 4.83% for Institutional Service Shares. The total return of the Lehman Brothers U.S. Intermediate Credit Index, 1 a broad-based securities market index ("LBICI"), was 4.82% during the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses, which were not reflected in the total return of the LBICI.

During the period, the most significant factors affecting the fund's performance relative to the LBICI were: (1) the selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of similar securities with different maturities); (2) sector/industry selection; and (3) selection of individual securities.

For purposes of the following, the discussion will focus on the performance of the fund's Institutional Shares. The 5.08% total return of the Institutional Shares for the reporting period consisted of 5.18% of dividends, and (0.10)% depreciation in the net asset value of the shares.

MARKET OVERVIEW

The 12-month reporting period ending April 30, 2008 began in the context of a healthy U.S. economy with corporate bonds significantly outperforming higher quality U.S. government securities. During the summer of 2007, however, and largely continuing through the end of the reporting period, the housing/credit crisis significantly altered the investment environment. What ensued was a dramatic economic slowdown accompanied by an extreme flight to quality among investors. The highest quality U.S. Treasury securities became investors' safe haven. Virtually all other asset classes--equities, corporate bonds, mortgage securities and the U.S. dollar fell in value. During this reporting period, the Federal Reserve Board reduced the federal funds target rate on seven different occasions to 2.00% for a total rate reduction of 3.25%. 2

1 Lehman Brothers U.S. Intermediate Credit Index is an unmanaged index that consists of dollar-denominated, investment-grade, publicly-issued securities with a maturity of between one and ten years, a minimum amount outstanding of $250 million, and that are issued by both corporate issuers and non-corporate issuers (supranationals, sovereigns, foreign agencies and foreign local governments). Investments cannot be made in an index.

2 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

As is typical during periods of uncertainty and federal funds target rate cuts, interest rate levels decreased, with far greater decreases occurring in the short-to-intermediate maturities (2- to 5-year maturities) relative to longer dated maturities (10 to 30 years). For example, the 30-year U.S. Treasury yield fell by 0.35% over the reporting period, while the 2-year and 5-year yields fell by a larger 2.34% and 1.50%, respectively.

While investment-grade corporate bond investors would typically benefit by falling interest rates, investor nervousness was such that even high-quality, non-government securities fell in price. For the entire 12-month period, the fund's net asset value fell by one cent. Thus, the income generated by the portfolio was slightly more than the total return performance, which was in excess of the LBICI.

YIELD CURVE STRATEGY

The yield curve strategy represented the single largest positive contributor to performance versus the LBICI. The fund was positioned by overweighting the short-to-intermediate maturities, which experienced the largest rate declines. Correspondingly, the fund was underweight the longer maturities, which experienced the smallest yield declines.

SECTOR/INDUSTRY SELECTION

The decision to overweight or underweight various corporate industries detracted from relative fund performance. Specifically, the fund was overweight the financial area, which underperformed the corporate bond market in general during the credit crisis. On the other hand, the fund was underweight Yankee bonds, which outperformed the corporate bond market as a whole.

SECURITY SELECTION

Individual security selection, in general, provided meaningful benefit to fund shareholders, although specific fund holdings both added and detracted from fund performance. The most significant positive contributor was a position held in Regional Diversified Funding, which represents a diversified collection of bank debt instruments. This position significantly outperformed the LBICI and also represented one of the largest fund holdings. Other bond issuers which served to enhance performance included Archstone Smith, an apartment building investor and operator; BlackRock, an investment adviser; Boston University and Union Central Life, a multi-line insurer. Bond issuer holdings which detracted from performance, but to a lesser degree, included: Camp Pendleton and Quantico Housing, a military housing management partnership; Capmark Financial, a diversified financial services company; Louisiana-Pacific, a building materials manufacturer; HSBC Finance, a loan provider and Barclays Bank.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Intermediate Corporate Bond Fund (Institutional Shares) (the "Fund") from April 30, 1998 to April 30, 2008 compared to the Lehman Brothers U.S. Intermediate Credit Index (LBICI) 2 and the Lipper Intermediate Term Investment Grade Debt Funds Average (LIIGDFA). 3

Average Annual Total Return for the Period Ended 4/30/2008
1 Year	5.08%
5 Years	4.12%
10 Years	5.46%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBICI and LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Intermediate Corporate Bond Fund (Institutional Service Shares) (the "Fund") from April 30, 1998 to April 30, 2008 compared to the Lehman Brothers U.S. Intermediate Credit Index (LBICI) 2 and the Lipper Intermediate Term Investment Grade Debt Funds Average (LIIGDFA). 3

Average Annual Total Return for the Period Ended 4/30/2008
1 Year	4.83%
5 Years	3.87%
10 Years	5.21%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBICI and LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBICI is not adjusted to reflect sales charges, expenses or other fees that SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At April 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	97.5%
Foreign Government Debt Securities	1.1%
U.S. Treasury Securities	0.3%
Asset-Backed Securities [2]	0.0%
Derivative Contracts [3]	(0.1)%
Other Assets and Liabilities--Net [4]	1.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 Represents less than 0.1%.

3 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

4 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2008

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
$82,137	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	$69,816
33,402		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.74%, 10/25/2028	33,068
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $115,293)	102,884
		CORPORATE BONDS--97.5%
		Basic Industry - Chemicals--1.6%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,097,600
400,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	409,304
675,000		Praxair, Inc., 4.625%, 3/30/2015	668,610
640,000		RPM International, Inc., 6.50%, 2/15/2018	638,785
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	457,640
		TOTAL	3,271,939
		Basic Industry - Metals & Mining--2.4%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	480,822
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,022,158
1,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	1,451,367
1,100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	901,190
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	486,537
650,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	645,862
		TOTAL	4,987,936
		Basic Industry - Paper--1.7%
2,430,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,382,605
1,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,004,182
		TOTAL	3,386,787
		Capital Goods - Aerospace & Defense--1.5%
555,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	568,814
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	297,000
320,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	315,664
1,000,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	1,025,103
860,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	854,102
		TOTAL	3,060,683
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Diversified Manufacturing--2.3%
$860,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	$894,400
560,000		Dover Corp., Note, 5.45%, 3/15/2018	556,897
1,120,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	1,176,237
660,000		Textron Financial Corp., 5.40%, 4/28/2013	664,185
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	734,718
725,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	736,745
		TOTAL	4,763,182
		Capital Goods - Environmental--1.2%
500,000		Waste Management, Inc., 7.375%, 8/1/2010	528,591
2,000,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,000,151
		TOTAL	2,528,742
		Communications - Media & Cable--3.0%
3,300,000		Comcast Corp., 7.125%, 6/15/2013	3,528,268
1,925,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,917,163
675,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	668,039
		TOTAL	6,113,470
		Communications - Media Noncable--0.1%
250,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	291,162
10,000		News America, Inc., 6.65%, 11/15/2037	10,349
		TOTAL	301,511
		Communications - Telecom Wireless--1.7%
1,300,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	1,618,017
800,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	812,160
240,000		Vodafone Group PLC, 5.35%, 2/27/2012	243,259
870,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	874,826
		TOTAL	3,548,262
		Communications - Telecom Wirelines--2.6%
1,500,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,488,808
1,785,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	1,775,930
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	299,480
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,021,144
700,000		Verizon Communications, Inc., 6.10%, 4/15/2018	735,957
		TOTAL	5,321,319
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--2.0%
$910,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	$903,888
500,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	525,204
1,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	1,013,080
250,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	254,403
1,500,000	[1,2]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,506,289
		TOTAL	4,202,864
		Consumer Cyclical - Entertainment--1.4%
180,000		International Speedway Corp., 4.20%, 4/15/2009	179,963
940,000		International Speedway Corp., 5.40%, 4/15/2014	924,757
730,000		Time Warner, Inc., 5.50%, 11/15/2011	725,482
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,047,685
		TOTAL	2,877,887
		Consumer Cyclical - Lodging--0.2%
450,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	405,782
		Consumer Cyclical - Retailers--1.7%
419,630	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	393,438
375,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	387,259
905,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	916,365
650,000		Costco Wholesale Corp., 5.30%, 3/15/2012	676,047
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	231,864
750,000		Target Corp., 5.875%, 3/1/2012	792,415
		TOTAL	3,397,388
		Consumer Cyclical - Services--1.2%
2,025,000		Boston University, 7.625%, 7/15/2097	2,461,124
		Consumer Non-Cyclical Food/Beverage--1.5%
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	5,665
320,000		Kellogg Co., 4.25%, 3/6/2013	314,594
375,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	385,017
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,023,904
240,000		PepsiCo, Inc., 4.65%, 2/15/2013	246,124
1,000,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,031,927
		TOTAL	3,007,231
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Health Care--1.9%
$1,500,000		Anthem, Inc., 6.80%, 8/1/2012	$1,576,115
400,000		Baxter International, Inc., 6.25%, 12/1/2037	410,028
540,000	[1,2]	Covidien International Finance SA, 6.55%, 10/15/2037	543,881
500,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	505,489
820,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	755,104
		TOTAL	3,790,617
		Consumer Non-Cyclical Products--0.7%
670,000		Philips Electronics NV, 4.625%, 3/11/2013	666,574
800,000		Whirlpool Corp., 5.50%, 3/1/2013	803,197
		TOTAL	1,469,771
		Consumer Non-Cyclical Supermarkets--0.6%
450,000		Kroger Co., 7.25%, 6/1/2009	459,939
300,000		Kroger Co., Bond, 6.90%, 4/15/2038	320,468
505,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	499,969
		TOTAL	1,280,376
		Energy - Independent--3.1%
700,000		Anadarko Finance Co., 6.75%, 5/1/2011	739,472
290,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	298,924
1,500,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,458,717
500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	463,750
170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	177,293
1,350,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,511,190
529,200	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	534,412
600,000	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	576,000
240,000		XTO Energy, Inc., 6.75%, 8/1/2037	253,781
355,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	372,159
		TOTAL	6,385,698
		Energy - Integrated--1.6%
10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	11,386
1,000,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,143,545
1,018,918	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,040,166
1,100,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	1,099,269
		TOTAL	3,294,366
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Oil Field Services--0.8%
$890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	$879,345
700,000		Weatherford International Ltd., 6.00%, 3/15/2018	719,733
		TOTAL	1,599,078
		Energy - Refining--0.2%
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	482,144
		Financial Institution - Banking--24.1%
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,139,594
5,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	5,105,620
1,700,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,420,018
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	956,614
2,000,000		Chase Manhattan Corp., Sub. Note, 7.875%, 6/15/2010	2,129,802
1,740,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,823,971
1,093,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	953,736
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,276,211
1,610,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	1,661,432
2,800,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,844,548
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,802,871
660,000		HSBC Finance Corp., 4.75%, 4/15/2010	658,144
1,100,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,079,149
2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	2,050,585
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,287,610
1,510,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,570,188
1,400,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,481,238
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	909,493
2,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	1,964,501
610,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	625,962
400,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	407,700
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	152,178
1,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	1,043,657
960,000		Popular North America, Inc., 5.65%, 4/15/2009	951,745
3,822,222	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	4,321,534
1,460,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,325,738
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$620,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	$598,249
1,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,426,174
870,000		Wachovia Corp., 5.75%, 2/1/2018	871,695
500,000		Washington Mutual Bank, 5.125%, 1/15/2015	433,598
1,200,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	1,133,035
1,000,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,057,511
900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	933,987
1,230,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,095,686
		TOTAL	49,493,774
		Financial Institution - Brokerage--12.9%
1,180,000		Bear Stearns & Co., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,179,378
2,210,000		Blackrock, Inc., 6.25%, 9/15/2017	2,283,792
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	574,380
3,000,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	2,960,123
900,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	977,256
5,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	5,257,230
2,550,000		Invesco Ltd., Note, 4.50%, 12/15/2009	2,531,613
320,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	318,874
375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	358,112
700,000		Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	692,827
940,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	985,608
1,070,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017	1,053,213
1,000,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037	939,666
335,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	330,730
2,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	1,944,850
400,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	396,743
610,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	622,020
1,810,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	1,883,454
390,000		Nuveen Investments, 5.00%, 9/15/2010	344,175
390,000		Nuveen Investments, 5.50%, 9/15/2015	273,000
495,415	[1,2]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	496,111
		TOTAL	26,403,155
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--4.0%
$1,000,000		American General Finance Corp., 4.00%, 3/15/2011	$951,761
1,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	996,810
830,000	[1,2]	Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017	605,213
2,190,000		General Electric Capital Corp., 5.625%, 5/1/2018	2,203,741
1,500,000		General Electric Capital Corp., Medium Term Note, 9.18%, 12/30/2008	1,525,875
500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	412,745
1,535,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,526,398
		TOTAL	8,222,543
		Financial Institution - Insurance - Health--0.6%
300,000		Aetna US Healthcare, 5.75%, 6/15/2011	305,625
1,000,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	993,909
		TOTAL	1,299,534
		Financial Institution - Insurance - Life--1.8%
555,000		CIGNA Corp., 6.35%, 3/15/2018	568,301
735,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	741,566
600,000		Prudential Financial, Inc., 5.15%, 1/15/2013	596,120
400,000		Prudential Financial, Inc., 6.625%, 12/1/2037	406,255
1,150,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,273,090
		TOTAL	3,585,332
		Financial Institution - Insurance - P&C--3.3%
940,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	938,439
190,000		CNA Financial Corp., 6.50%, 8/15/2016	187,219
475,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	481,071
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	673,087
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,374,394
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	827,247
350,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	308,882
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	199,109
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,782,684
		TOTAL	6,772,132
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--1.9%
$300,000		AMB Property LP, 6.30%, 6/1/2013	$302,172
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	381,157
425,000		Liberty Property LP, 6.625%, 10/1/2017	405,171
860,000		Prologis, Note, 5.25%, 11/15/2010	856,948
660,000		Prologis, Sr. Note, 5.50%, 4/1/2012	651,029
1,300,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	1,293,679
		TOTAL	3,890,156
		Municipal Services--0.7%
560,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	482,759
970,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	846,529
		TOTAL	1,329,288
		Technology--3.9%
1,000,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,034,673
375,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	397,847
550,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	546,578
780,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	804,714
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,620,644
450,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	459,973
910,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	952,036
520,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	520,918
580,000		KLA-Tencor Corp., 6.90%, 5/1/2018	579,180
970,000		Oracle Corp., 6.50%, 4/15/2038	1,003,114
		TOTAL	7,919,677
		Transportation - Airlines--1.0%
1,500,000		Southwest Airlines Co., 6.50%, 3/1/2012	1,516,368
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	426,202
		TOTAL	1,942,570
		Transportation - Railroads--0.6%
250,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	240,348
702,314		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	768,681
230,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	241,290
30,000		Union Pacific Corp., 4.875%, 1/15/2015	29,282
		TOTAL	1,279,601
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Services--0.7%
$835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	$771,245
700,000		Ryder System, Inc., 5.95%, 5/2/2011	712,869
		TOTAL	1,484,114
		Utility - Electric--5.4%
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	396,900
1,470,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,478,428
420,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	417,970
740,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	732,922
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	977,126
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,633,950
1,310,000	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	1,330,957
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,450,856
375,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	374,330
315,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	318,040
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	447,076
620,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	629,016
740,000		Union Electric Co., 6.00%, 4/1/2018	746,982
130,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	132,426
		TOTAL	11,066,979
		Utility - Natural Gas Distributor--1.0%
2,000,000		Atmos Energy Corp., 4.00%, 10/15/2009	1,982,424
		Utility - Natural Gas Pipelines--0.6%
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,206,584
		TOTAL CORPORATE BONDS (IDENTIFIED COST $200,661,063)	199,816,020
		GOVERNMENTS/AGENCIES--1.1%
		Sovereign--1.1%
1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,159,090
1,000,000		United Mexican States, Note, 9.875%, 2/1/2010	1,110,750
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,141,223)	2,269,840
Principal Amount			Value
		U.S. TREASURY--0.3%
$500,000	[3]	U.S. Treasury Note, 4.875%, 4/30/2011 (IDENTIFIED COST $498,401)	$534,402
		TOTAL INVESTMENTS--98.9% (IDENTIFIED COST $203,415,980) [4]	202,723,146
		OTHER ASSETS AND LIABILITIES - NET--1.1% [5]	2,318,279
		TOTAL NET ASSETS--100%	$205,041,425

At April 30, 2008, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[6] U.S. Treasury 2-Year Long Futures	425	$90,392,188	June 2008	$ (56,205)
[6] U.S. Treasury 10-Year Short Futures	200	$23,162,500	June 2008	$ 39,911
[6] U.S. Treasury Bond Short Futures	155	$18,118,047	June 2008	$(277,858)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(294,152)

Unrealized Depreciation on Futures Contracts is included in "Other Assets and Liabilities--Net."

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $32,573,499, which represented 15.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2008, these liquid restricted securities amounted to $32,573,499, which represented 15.9% of total net assets.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

6 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008

Assets:
Total investments in securities, at value (identified cost $203,415,980)		$202,723,146
Income receivable		3,259,654
Receivable for investments sold		679,533
Receivable for shares sold		189,865
TOTAL ASSETS		206,852,198
Liabilities:
Payable for investments purchased	$875,360
Payable for shares redeemed	316,569
Payable for daily variation margin	39,454
Bank overdraft	277,706
Payable for Directors'/Trustees' fees	772
Payable for shareholder services fee (Note 5)	18,565
Income distribution payable	274,879
Accrued expenses	7,468
TOTAL LIABILITIES		1,810,773
Net assets for 20,484,130 shares outstanding		$205,041,425
Net Assets Consist of:
Paid-in capital		$209,402,965
Net unrealized depreciation of investments and futures contracts		(986,986)
Accumulated net realized loss on investments and futures contracts		(3,378,317)
Undistributed net investment income		3,763
TOTAL NET ASSETS		$205,041,425
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$176,944,497 ÷ 17,677,168 shares outstanding, no par value, unlimited shares authorized		$10.01
Institutional Service Shares:
$28,096,928 ÷ 2,806,962 shares outstanding, no par value, unlimited shares authorized		$10.01

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2008

Investment Income:
Interest		$12,263,103
Dividends (received from an affiliated issuer) (Note 5)		264,765
TOTAL INCOME		12,527,868
Expenses:
Investment adviser fee (Note 5)	$1,111,545
Administrative personnel and services fee (Note 5)	190,000
Custodian fees	16,653
Transfer and dividend disbursing agent fees and expenses	72,441
Directors'/Trustees' fees	5,000
Auditing fees	21,000
Legal fees	15,554
Portfolio accounting fees	81,410
Distribution services fee--Institutional Service Shares (Note 5)	75,396
Shareholder services fee--Institutional Shares (Note 5)	104,837
Shareholder services fee--Institutional Service Shares (Note 5)	69,497
Account administration fee--Institutional Shares	1,137
Account administration fee--Institutional Service Shares	4,505
Share registration costs	27,968
Printing and postage	26,621
Insurance premiums	5,363
Miscellaneous	5,144
TOTAL EXPENSES	1,834,071

Statement of Operations - continued

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(303,408)
Waiver of administrative personnel and services fee	(20,618)
Waiver of distribution services fee--Institutional Service Shares	(75,396)
Reimbursement of shareholder services fee--Institutional Shares	(104,837)
Reimbursement of shareholder services fee--Institutional Service Shares	(1,837)
Reimbursement of account administration fee--Institutional Shares	(1,137)
TOTAL WAIVERS AND REIMBURSEMENTS		$(507,233)
Net expenses			$1,326,838
Net investment income			11,201,030
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			608,482
Net realized gain on futures contracts			2,491,970
Net change in unrealized appreciation of investments			(3,305,890)
Net change in unrealized depreciation of futures contracts			(240,788)
Net realized and unrealized loss on investments and futures contracts			(446,226)
Change in net assets resulting from operations			$10,754,804

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,201,030	$12,044,993
Net realized gain (loss) on investments and futures contracts	3,100,452	(1,513,710)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(3,546,678)	6,591,193
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,754,804	17,122,476
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,750,101)	(10,350,070)
Institutional Service Shares	(1,457,655)	(1,690,233)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,207,756)	(12,040,303)
Share Transactions:
Proceeds from sale of shares	85,704,045	67,308,874
Net asset value of shares issued to shareholders in payment of distributions declared	6,889,327	5,539,532
Cost of shares redeemed	(113,881,541)	(131,375,371)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(21,288,169)	(58,526,965)
Change in net assets	(21,741,121)	(53,444,792)
Net Assets:
Beginning of period	226,782,546	280,227,338
End of period (including undistributed net investment income of $3,763 and $10,489, respectively)	$205,041,425	$226,782,546

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on May 1, 2007. As of and during the year ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase and sell financial futures contracts to manage duration and cashflow, enhance yield and to reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended April 30, 2008, the Fund had net realized gains on futures contracts of $2,491,970.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended April 30	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,641,686	$76,318,346	4,830,577	$47,933,439
Shares issued to shareholders in payment of distributions declared	564,783	5,646,811	423,478	4,209,325
Shares redeemed	(9,740,746)	(97,230,502)	(10,644,758)	(105,267,057)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,534,277)	$(15,265,345)	(5,390,703)	$(53,124,293)

Year Ended April 30	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	938,080	$9,385,699	1,957,303	$19,375,435
Shares issued to shareholders in payment of distributions declared	124,298	1,242,516	133,822	1,330,207
Shares redeemed	(1,669,690)	(16,651,039)	(2,643,555)	(26,108,314)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(607,312)	$(6,022,824)	(552,430)	$(5,402,672)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,141,589)	$(21,288,169)	(5,943,133)	$(58,526,965)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2008 and 2007, was as follows:

	2008	2007
Ordinary income	$11,207,756	$12,040,303

As of April 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,763
Net unrealized depreciation	$(692,834)
Capital loss carryforwards	$(3,672,470)

At April 30, 2008, the cost of investments for federal tax purposes was $203,415,980.The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $692,834. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,228,983 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,921,817.

At April 30, 2008, the Fund had a capital loss carryforward of $3,672,470 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$1,106,184
2014	$ 969,172
2015	$1,597,114

The Fund used capital loss carryforwards of $2,826,385 to offset taxable capital gains realized during the year ended April 30, 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2008, the Adviser voluntarily waived $298,487 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $20,618 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2008, FSC voluntarily waived its entire fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended April 30, 2008, FSSC voluntarily reimbursed $106,674 of shareholder services fees. For the year ended April 30, 2008, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.56% and 0.80%, respectively, for the fiscal year ending April 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through June 30, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended April 30, 2008, the Adviser reimbursed $4,921. Transactions with the affiliated company during the year ended April 30, 2008 were as follows:

Affiliate	Balance of Shares Held 4/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	4,159,071	113,488,634	117,647,705	--	$--	$264,765

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2008, were as follows:

Purchases	$49,244,987
Sales	$60,151,933

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the year ended April 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the year ended April 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND
SHAREHOLDERS OF FEDERATED INTERMEDIATE CORPORATE BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Intermediate Corporate Bond Fund (the "Fund") (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Corporate Bond Fund, a portfolio of Federated Income Securities Trust, at April 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
June 13, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino has been the Fund's Portfolio Manager since January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Evaluation and Approval of Advisory Contract

FEDERATED INTERMEDIATE CORPORATE BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2006, the Fund's performance for the one year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2006, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated IntermediateCorporate Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

G00715-02 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund

Established 2004

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2008

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

				Period Ended
	Year Ended April 30,
	2008	2007	2006	4/30/2005	[1]
Net Asset Value, Beginning of Period	$8.41	$8.32	$8.39	$8.47
Income From Investment Operations:
Net investment income	0.33	0.32	0.25	0.15
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.12)	0.09	(0.07)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.41	0.18	0.07
Less Distributions:
Distributions from net investment income	(0.33)	(0.32)	(0.25)	(0.15)
Net Asset Value, End of Period	$8.29	$8.41	$8.32	$8.39
Total Return [2]	2.53%	5.06%	2.17%	0.84%

Ratios to Average Net Assets:
Net expenses	1.09%	1.09%	1.08%	1.09	% [3]
Net investment income	3.94%	3.82%	2.99%	2.68	% [3]
Expense waiver/reimbursement [4]	0.35%	0.33%	0.32%	0.28	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$45,005	$52,511	$68,898	$106,051
Portfolio turnover	45%	28%	43%	30	% [5]

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2005.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,014.30	$5.46
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.44	$5.47

1 Expenses are equal to the Fund's Class A Shares annualized net expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 2.53% for Class A Shares. The total return of the 0-3 Year Composite Index (0-3C) 1 was 5.47%. The fund's total return for the fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the 0-3C. The 2.53% total return of the Class A Shares for the reporting period consisted of 3.96% of dividends, and (1.43)% depreciation in the net asset value of the shares.

During the reporting period, the most significant factors affecting the fund's performance relative to the 0-3C were: (1) the selection of individual securities within the portfolio; (2) the allocation of the portfolio among securities of similar types of issuers (referred to as sectors); and (3) the fund's duration positioning. 2

1 The 0-3C is a composite index of four separate indices which track various security types. The four component indices, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate Index (30% weighting in the composite index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury / Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C) are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

MARKET OVERVIEW

The latter half of the fund's fiscal year proved to be one of the most difficult periods for the financial markets in recent history. There was a flight to quality in credit sectors, a considerable rally in Treasury yields and a marked deterioration of the U.S. mortgage market. The gathering storm in the financial system forced the Federal Reserve into an aggressive easing posture, and necessitated the establishment of generous lending facilities to both banks and broker-dealers. The inclusion of broker-dealers in the Fed's support program was important, as it produced a stabilizing effect on the markets. The stability remains tenuous, however, and the economy continues to show weakness, reflecting the fragility of the overall economic situation. Short-term Treasury yields fell significantly during the period, as the Federal Reserve Board moved to lower short term interest rate targets seven times from 5.25% to 2.00% over the course of the fund's fiscal year; five times in the second half of the period.

DURATION

Fund duration was generally maintained around that of the 0-3C early in the reporting period, but was extended around the midway point as management believed the Federal Reserve would need to become more aggressive in lowering short term interest rate targets. This strategy added value relative to the 0-3C until the final month of the reporting period, when interest rates rose.

SECTOR

Over the course of the reporting period, as compared to the 0-3C, fund management began to reduce its overweight positions in both the asset-backed securities (ABS) and corporate bond sectors and created overweight positions in mortgage-backed, Treasury and agency securities. 3 The belief was that the dislocation in credit markets would cause credit-sensitive securities to be negatively affected. Treasury and agency securities proved to be the strongest performing sub-index within the 0-3C, and the fund's overweight position aided relative performance. The overweight established in mortgage securities, which had been achieved through the acquisition of agency mortgages, added value as those securities were the second best performer within the 0-3C. It should be noted however that the 0-3C mortgage component consists solely of agency mortgages; non-agency mortgages are not included. The fund's existing position in non-agency mortgages proved a detriment to value, as this sector was negatively affected by market dislocations. The performance of the corporate component of the 0-3C was weaker than that of the overall composite and the fund's underweight in corporates added to relative performance. The ABS underweight added value from a pure sector selection standpoint, though security selection within this sector detracted from value relative to the benchmark's ABS component.

SECURITY SELECTION

There were a number of specific securities which suffered significant markdowns in value as a result of the general dislocation in the market. The sectors most significantly affected were those for non-agency mortgage-backed securities and floating rate subprime mortgage securities. Markdowns of holdings in these sectors negatively affected the performance of the fund relative to the 0-3C, as only agency mortgage-backed securities and fixed rate subprime mortgage securities are included in the composite. These latter sectors did not experience the same degree of price weakness as their non-agency and floating rate subprime mortgage counterparts.

3 The Value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Short-Term Income Fund (Class A Shares) (the "Fund") from August 26, 2004 (start of performance) to April 30, 2008, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), 2 the 0-3 Year Composite Index (0-3C) 3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA). 4

Average Annual Total Returns [5] for the Period Ended 4/30/2008
1 Year	1.56%
Start of Performance (8/26/2004)	2.58%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3STC is not adjusted to reflect sales charges, expense or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate Index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C) are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

4 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

5 Total returns quoted reflect all applicable sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At April 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	29.1%
Corporate Debt Securities	26.3%
U.S. Treasury and Agency Securities [3]	23.2%
Mortgage-Backed Securities [4]	19.7%
Securities Lending Collateral [5]	16.4%
Derivative Contracts [6,7]	(0.0)%
Cash Equivalents [8]	1.6%
Other Assets and Liabilities--Net [9]	(16.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).

4 For purposes of this table, Mortgage-Backed Securities includes mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.

5 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

6 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

7 Represents less than 0.1%.

8 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

9 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2008

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--3.1%
		Federal Home Loan Mortgage Corporation--0.8%
$37,382	[1]	FHLMC ARM 390260, 5.489%, 10/01/2030	$37,263
181,265	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	185,740
14,946	[1]	FHLMC ARM 420196, 5.317%, 11/01/2030	15,114
61,080	[1]	FHLMC ARM 606116, 30 Year, 6.413%, 9/1/2019	61,346
1,591,966	[1]	FHLMC ARM 780443, 5.585%, 3/01/2033	1,602,215
73,760	[1]	FHLMC ARM 785167, 6.674%, 12/01/2018	73,952
		TOTAL	1,975,630
		Federal National Mortgage Association--2.3%
78,672	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	80,639
1,494,703	[1]	FNMA ARM 544843, 5.371%, 10/01/2027	1,509,040
904,510	[1]	FNMA ARM 544852, 5.797%, 4/01/2028	913,505
988,591	[1]	FNMA ARM 544884, 5.778%, 5/01/2034	998,258
2,079,313	[1]	FNMA ARM 556379, 5.476%, 5/01/2040	2,087,745
482,659	[1]	FNMA ARM 556388, 5.476%, 5/01/2040	484,504
		TOTAL	6,073,691
		Government National Mortgage Assoc.--0.0%
31,771	[1]	GNMA ARM 8902, 30 Year, 5.375%, 1/20/2022	32,418
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $8,117,669)	8,081,739
		ASSET-BACKED SECURITIES--29.1%
		Auto Receivables--13.8%
1,000,000		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	1,002,388
1,250,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,233,698
1,000,000		BMW Vehicle Lease Trust 2007-1, Class A3B, 5.146%, 8/15/2013	988,753
1,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011	1,497,485
930,062		Capital One Auto Finance Trust 2006-A, Class A3, 5.33%, 11/15/2010	930,206
2,000,000		Capital One Auto Finance Trust 2006-A, Class A4, 2.726%, 12/15/2012	1,886,262
2,000,000		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	1,965,307
274,319		Chase Manhattan Auto Owner Trust 2005-B, Class A3, 4.84%, 7/15/2009	274,712
331,990		DaimlerChrysler Auto Trust 2004-C, Class A4, 3.28%, 12/8/2009	332,192
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$750,000		Fifth Third Auto Trust 2008-1, Class A2B, 3.965%, 2/15/2011	$751,630
1,500,000		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 3.066%, 6/15/2012	1,477,854
1,424,739		Harley-Davidson Motorcycle Trust 2004-1, Class A2, 2.53%, 11/15/2011	1,419,785
372,919		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	372,933
879,779		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	886,230
311,260		Honda Auto Receivables Owner Trust 2005-1, Class A4, 3.82%, 5/21/2010	311,612
377,876		Honda Auto Receivables Owner Trust 2005-2, Class A4, 4.15%, 10/15/2010	378,595
327,382		Honda Auto Receivables Owner Trust 2006-2, Class A3, 5.30%, 7/21/2010	330,180
424,144		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	424,542
156,513		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	154,505
823,938		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	820,365
1,250,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	1,231,700
2,000,000		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	1,981,324
316,429		M&I Auto Loan Trust 2005-1, Class A3, 4.83%, 9/21/2009	316,890
690,860		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	677,788
303,160		Nissan Auto Receivables Owner Trust 2004-C, Class A4, 2.756%, 3/15/2010	302,821
1,073,189		Nissan Auto Receivables Owner Trust 2006-B, Class A3, 5.16%, 2/15/2010	1,079,910
1,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	983,608
331,528		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	331,237
2,750,000		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	2,760,811
1,500,000	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,486,730
500,000		Wachovia Auto Loan Owner Trust 2008-1, Class A2A, 4.04%, 3/21/2011	499,591
2,000,000		Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 3.65%, 3/21/2011	1,985,743
40,238		Whole Auto Loan Trust 2003-1, Class A4, 2.58%, 3/15/2010	40,313
2,375,000		World Omni Automobile Receivables Trust 2007-B, Class A3A, 5.28%, 1/17/2012	2,409,019
2,000,000		World Omni Automobile Receivables Trust 2008-A, Class A3B, 4.161%, 10/15/2012	2,001,329
		TOTAL	35,528,048
		Credit Card--8.3%
2,000,000	[2,3]	American Express Credit Account Master Trust 2006-B, Class B, 2.866%, 8/15/2013	1,873,132
2,000,000		Bank One Issuance Trust 2003-A9, Class A9, 3.86%, 6/15/2011	2,002,135
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,058,980
1,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 3.006%, 6/15/2014	851,123
1,030,000		Capital One Multi-Asset Execution Trust 2003-B3, Class B3, 4.50%, 6/15/2011	1,028,127
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--continued
$2,000,000		Capital One Multi Asset Execution Trust 2005-A8, Class A, 4.40%, 8/15/2011	$2,008,890
2,000,000		Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	1,963,786
1,000,000		Chase Issuance Trust Class C1 2005-C1, Class C1, 3.086%, 11/15/2012	921,197
2,000,000		Chase Issuance Trust Class A 2007-A14, Class A, 2.965%, 9/15/2011	1,982,442
2,500,000		Citibank Credit Card Issuance Trust 2007-B5, Class B5, 3.361%, 11/7/2014	2,406,755
1,400,000		MBNA Credit Card Master Note Series 2005-C3, Class C, 2.986%, 3/15/2011	1,372,049
2,000,000		National City Credit Card Master Trust 2005-1, Class A, 2.766%, 8/15/2012	1,954,917
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 2.906%, 8/15/2012	941,511
		TOTAL	21,365,044
		Equipment Lease--1.9%
1,740,639	[2,3]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	1,748,552
3,000,000		John Deere Owner Trust 2007-A, Class A3, 5.04%, 7/15/2011	3,020,625
		TOTAL	4,769,177
		Home Equity Loan--4.1%
82,137	[2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	69,816
1,440,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 3.255%, 7/25/2035	1,222,342
90,475		Bear Stearns Asset Backed Securities, Inc. 2005-1, Class A, 3.245%, 3/25/2035	73,505
161,337		Bear Stearns Asset Backed Securities, Inc. 2006-IM1, Class A4, 2.985%, 4/25/2036	161,085
26,960		ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 3.196%, 1/15/2028	25,805
1,449,088		Fifth Third Home Equity Loan Trust 2003-1, Class A, 3.05%, 9/20/2023	964,477
233,192		First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 5.125%, 11/25/2036	227,393
2,470,290		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,430,955
65,618		JP Morgan Mortgage Acquisition Corp. 2006-WF1, Class A1B, 2.995%, 7/25/2036	64,962
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 3.575%, 11/25/2034	873,847
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	31,594
39,464		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.74%, 10/25/2028	39,070
682,345		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	680,371
2,000,000		Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	2,003,832
872,440		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	806,955
275,293	[2,3]	Quest Trust 2004 - X1, Class A, 3.225%, 3/25/2034	237,483
526,907		Residential Asset Securities Corp. 2006-EMX6, Class A1, 3.436%, 7/25/2036	519,469
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$1,000,000		Saxon Asset Securities Trust 2006-2, Class A3B, 2.985%, 9/25/2036	$977,894
1,519,279	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	45,578
		TOTAL	10,456,433
		Manufactured Housing--0.4%
950,236		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	987,705
		Other--0.3%
815,914		Community Program Loan Trust 19874-A, Class A4, 4.50%, 10/1/2018	807,870
		Rate Reduction Bond--0.3%
823,881		PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011	824,099
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $78,427,360)	74,738,376
		COLLATERALIZED MORTGAGE OBLIGATIONS--11.1%
		Commercial Mortgage--2.0%
1,194,874		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	1,189,650
1,175,650		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	78,311
1,250,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A1, 5.611%, 4/15/2041	1,258,244
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.80%, 6/13/2042	2,490,869
		TOTAL	5,017,074
		Federal Home Loan Mortgage Corporation--2.0%
7,300		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	7,271
141,411		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	143,989
13,539		Federal Home Loan Mortgage Corp. REMIC 1624 KZ, 6.00%, 12/15/2008	13,524
166,206		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	165,554
180,094		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	183,588
188,523		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	193,617
404,469		Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017	404,368
1,905,292		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 3.066%, 2/15/2018	1,883,612
375,343		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	369,482
418,352		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	396,255
179,024		Federal Home Loan Mortgage Corp. REMIC 2663 LN, 4.50%, 1/15/2022	178,779
357,594		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	344,196
187,937		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	188,084
404,515		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	399,925
312,156		Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	317,908
		TOTAL	5,190,152
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association--2.2%
$297,661		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	$325,128
6,815		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	7,288
161,968		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	168,189
150,840		Federal National Mortgage Association REMIC 1993-113 SB, 9.75%, 7/25/2023	166,615
10,596		Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	10,781
40,936		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	41,511
204,481		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	208,554
1,921		Federal National Mortgage Association REMIC 1993-68 PL, 7.00%, 5/25/2008	1,915
19,195		Federal National Mortgage Association REMIC 1994-7 PG, 6.50%, 1/25/2009	19,295
973,252		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	1,001,955
142,666		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	144,973
580,715		Federal National Mortgage Association REMIC 2002-52 FG, 3.395%, 9/25/2032	570,265
735,000		Federal National Mortgage Association REMIC 2002-74 PD, 5.00%, 11/25/2015	739,609
167,838		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	159,724
253,868		Federal National Mortgage Association REMIC 2003-47 FP, 3.245%, 9/25/2032	249,752
300,495		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	281,690
15,563		Federal National Mortgage Association REMIC 2003-W12 1A6, 4.50%, 6/25/2043	15,563
732,235		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	739,506
259,185		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	266,952
335,899		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	361,443
220,103		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	229,905
		TOTAL	5,710,613
		Non-Agency Mortgage--4.9%
1,388,898		American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	1,392,626
79,073		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.413%, 3/25/2033	72,074
240,693	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.628%, 2/3/2029	108,312
200,000		CS First Boston Mortgage Securities Corp. 2003-11, Class 1A35, 5.50%, 6/25/2033	182,682
2,000,000		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,971,978
587,555		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	533,838
217,573		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	205,038
268,395	[2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.427%, 7/1/2019	201,296
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$2,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 3.165%, 2/25/2037	$971,102
570,180		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	506,015
847	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.450%, 10/26/2023	550
771,298		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.670%, 9/25/2034	464,839
51,505		Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.00%, 5/25/2033	48,455
438,815		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	470,784
37,409	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 7.315%, 1/28/2027	24,316
664,717		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	685,330
905,805		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	886,595
1,504,954		Washington Mutual 2006-AR15, Class 1A, 4.916%, 11/25/2046	1,130,198
1,465,999		Washington Mutual 2006-AR17, Class 1A, 4.896%, 12/25/2046	1,160,319
1,406,760		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	1,373,409
233,371		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 5.444%, 7/25/2034	214,453
		TOTAL	12,604,209
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $31,241,934)	28,522,048
		CORPORATE BONDS--26.3%
		Basic Industry - Chemicals--1.7%
1,250,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,279,076
2,200,000		Praxair, Inc., 2.75%, 6/15/2008	2,199,283
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,011,660
		TOTAL	4,490,019
		Capital Goods - Aerospace & Defense--0.6%
1,250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,275,118
375,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	369,918
		TOTAL	1,645,036
		Communications - Media & Cable--0.9%
1,250,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	1,277,541
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	1,005,487
		TOTAL	2,283,028
		Communications - Media Noncable--0.7%
1,750,000		Reed Elsevier, Inc., Floating Rate Note, 3.13%, 6/15/2010	1,706,533
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wireless--0.8%
$1,250,000		America Movil S.A.B. de C.V., Company Guarantee, 4.125%, 3/1/2009	$1,256,718
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	942,630
		TOTAL	2,199,348
		Communications - Telecom Wirelines--0.2%
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	497,459
		Consumer Cyclical - Automotive--1.9%
400,000	[2,3]	American Honda Finance Corp., 3.85%, 11/6/2008	401,326
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,313,010
1,250,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,254,365
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	508,806
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,506,289
		TOTAL	4,983,796
		Consumer Cyclical - Entertainment--0.8%
1,000,000		Time Warner, Inc., Floating Rate Note, 3.30%, 11/13/2009	964,016
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,047,685
		TOTAL	2,011,701
		Consumer Cyclical - Retailers--1.0%
1,000,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,032,691
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	667,524
1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,014,605
		TOTAL	2,714,820
		Consumer Non-Cyclical Food/Beverage--0.6%
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,474,660
		Consumer Non-Cyclical Pharmaceuticals--0.4%
900,000		Abbott Laboratories, 5.375%, 5/15/2009	923,197
		Consumer Non-Cyclical Products--1.3%
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,243,608
2,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,006,811
		TOTAL	3,250,419
		Consumer Non-Cyclical Supermarkets--0.8%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,177,282
1,000,000		Kroger Co., 7.25%, 6/1/2009	1,022,087
		TOTAL	2,199,369
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Independent--0.1%
$352,800	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	$356,274
		Energy - Integrated--0.5%
1,166,700	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	1,191,030
		Energy - Refining--0.5%
1,250,000		Valero Energy Corp., Unsecd. Note, 3.50%, 4/1/2009	1,239,341
		Financial Institution - Banking--2.8%
1,750,000		Bank of America Corp., 4.25%, 10/1/2010	1,756,998
1,250,000		Capital One Bank, Note, 5.00%, 6/15/2009	1,248,677
300,000		Citigroup, Inc., 4.625%, 8/3/2010	300,264
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,012,726
1,250,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,274,062
1,500,000		Wells Fargo Financial, Inc., Sr. Note, 5.625%, 2/3/2009	1,512,663
		TOTAL	7,105,390
		Financial Institution - Brokerage--1.5%
1,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	1,508,740
1,000,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	1,048,519
1,250,000		Morgan Stanley, Note, 4.00%, 1/15/2010	1,240,051
		TOTAL	3,797,310
		Financial Institution - Finance Noncaptive--2.1%
1,250,000		General Electric Capital Corp., 4.00%, 6/15/2009	1,267,017
350,000		General Electric Capital Corp., Note, 4.875%, 10/21/2010	359,721
1,250,000		General Electric Capital Corp., Note, Series A, 5.45%, 1/15/2013	1,292,029
1,000,000		HSB Capital I, Company Guarantee, 3.623%, 7/15/2027	728,694
1,500,000		International Lease Finance Corp., Unsecd. Note, 3.50%, 4/1/2009	1,491,405
290,000		SLM Corp., Note, Series A, 3.95%, 8/15/2008	284,543
		TOTAL	5,423,409
		Financial Institution - Insurance - Health--0.7%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	509,375
1,250,000		UnitedHealth Group, Inc., 4.125%, 8/15/2009	1,246,009
		TOTAL	1,755,384
		Financial Institution - Insurance - P&C--0.4%
1,250,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,114,178
		Financial Institution - REITs--0.9%
2,300,000		Prologis, Note, 5.25%, 11/15/2010	2,291,839
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--2.5%
$1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	$1,552,009
1,250,000	[2,3]	Dell, Inc., 4.70%, 4/15/2013	1,228,737
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,033,668
1,250,000		IBM Corp., Note, 4.375%, 6/1/2009	1,269,120
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,270,550
		TOTAL	6,354,084
		Transportation - Services--0.4%
1,000,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,016,804
		Utility - Electric--1.7%
1,066,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,067,057
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	2,028,479
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	1,266,884
		TOTAL	4,362,420
		Utility - Natural Gas Distributor--0.5%
1,250,000		Atmos Energy Corp., 4.00%, 10/15/2009	1,239,015
		TOTAL CORPORATE BONDS (IDENTIFIED COST $67,589,882)	67,625,863
		GOVERNMENT AGENCIES--5.8%
		Federal Home Loan Bank System--3.0%
2,000,000		Federal Home Loan Bank System, Bond, 5.10%, 9/19/2008	2,023,405
3,000,000		Federal Home Loan Bank System, Bond, Series 598, 4.625%, 11/21/2008	3,041,795
2,500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	2,528,520
		TOTAL	7,593,720
		Federal Home Loan Mortgage Corporation--2.8%
7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	7,307,173
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $14,502,514)	14,900,893
		MORTGAGE-BACKED SECURITIES--0.6%
		Federal Home Loan Mortgage Corp.--0.2%
1,604		Federal Home Loan Mortgage Corp., Pool A01379, 8.50%, 10/1/2010	1,626
89,175		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	95,914
71,765		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	75,037
283,060		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	287,119
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Federal Home Loan Mortgage Corp.--continued
$23,087		Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010	$23,778
94,613		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	98,768
47,308		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	50,438
		TOTAL	632,680
		Federal National Mortgage Association--0.3%
356,968		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	353,401
36		Federal National Mortgage Association, Pool 313806, 7.50%, 2/1/2014	36
34,849		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	36,730
53,950		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	57,084
192,601		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	200,945
		TOTAL	648,196
		Government National Mortgage Association--0.1%
77,725		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	82,978
864		Government National Mortgage Association, Pool 365841, 7.00%, 9/15/2008	867
2,026		Government National Mortgage Association, Pool 413575, 7.00%, 12/15/2010	2,063
20,414		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	22,387
214,749		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	224,410
		TOTAL	332,705
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,627,882)	1,613,581
		U.S. TREASURY--17.4%
5,000,000	[4]	United States Treasury Note, 3.125%, 11/30/2009	5,072,266
4,000,000	[4]	United States Treasury Note, 3.25%, 8/15/2008	4,020,938
5,000,000	[4]	United States Treasury Note, 3.625%, 12/31/2012	5,139,950
3,000,000		United States Treasury Note, 3.75%, 5/15/2008	3,002,752
3,000,000	[4]	United States Treasury Note, 3.875%, 5/15/2010	3,098,203
3,000,000	[4]	United States Treasury Note, 3.875%, 7/15/2010	3,106,592
3,000,000	[4]	United States Treasury Note, 4.50%, 9/30/2011	3,185,629
6,500,000	[4]	United States Treasury Note, 4.625%, 7/31/2012	6,940,522
10,000,000	[4]	United States Treasury Note, 4.75%, 3/31/2011	10,641,135
500,000		United States Treasury Note, 5.625%, 5/15/2008	500,803
		TOTAL U.S. TREASURY (IDENTIFIED COST $43,674,292)	44,708,790
Shares			Value
		MUTUAL FUNDS--22.2% [5]
1,191,843		Federated Mortgage Core Portfolio	$11,882,674
45,304,039	[6,7]	Prime Value Obligations Fund, Institutional Shares, 2.90%	45,304,039
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $57,503,474)	57,186,713
		TOTAL INVESTMENTS--115.6% (IDENTIFIED COST $302,685,007) [8]	297,378,003
		OTHER ASSETS AND LIABILITIES - NET--(15.6)% [9]	(40,185,418)
		TOTAL NET ASSETS--100%	$257,192,585

At April 30, 2008, the Fund had the following open swap contract:

Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Value
Merrill Lynch International [10]	Series 10 Investment Grade Index	Sell	1.55%	6/20/2013	$10,000,000	$299,423

Value of Swap Contract is included in "Other Assets and Liabilities--Net."

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $12,879,558 which represented 5.0% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2008, these liquid restricted securities amounted to $12,398,096 which represented 4.8% of total net assets.

4 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

5 Affiliated companies.

6 7-Day net yield.

7 All or a portion of this security is held as collateral for securities lending.

8 The cost of investments for federal tax purposes amounts to $302,890,933.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund received cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities.

10 Premiums paid by the Fund amounted to $282,717.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only
NIM	--Net Interest Margin
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008

Assets:
Total investments in securities, at value, including $57,186,713 of investments in affiliated issuers (Note 5) and $41,205,234 of securities loaned (identified cost $302,685,007)		$297,378,003
Cash		8,660
Income receivable		2,427,648
Swaps, at value (premium paid of $282,717)		299,423
Receivable for shares sold		72,641
TOTAL ASSETS		300,186,375
Liabilities:
Payable for investments purchased	$300,339
Payable for shares redeemed	182,877
Income distribution payable	247,679
Payable for collateral due to broker for securities loaned	42,138,852
Payable for Directors'/Trustees' fee	692
Payable for distribution services fee (Note 5)	19,703
Payable for shareholder services fee (Note 5)	62,805
Accrued expenses	40,843
TOTAL LIABILITIES		42,993,790
Net assets for 31,042,439 shares outstanding		$257,192,585
Net Assets Consist of:
Paid-in capital		$307,434,777
Net unrealized depreciation of investments and swap contracts		(5,307,950)
Accumulated net realized loss on investments, futures contracts and swap contracts		(44,986,054)
Undistributed net investment income		51,812
TOTAL NET ASSETS		$257,192,585
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($175,984,685 ÷ 21,241,058 shares outstanding), no par value, unlimited shares authorized		$8.29
Institutional Service Shares:
Net asset value per share ($23,430,440 ÷ 2,827,935 shares outstanding), no par value, unlimited shares authorized		$8.29
Class Y Shares:
Net asset value per share ($12,772,161 ÷ 1,541,575 shares outstanding), no par value, unlimited shares authorized		$8.29
Class A Shares:
Net asset value per share ($45,005,299 ÷ 5,431,871 shares outstanding), no par value, unlimited shares authorized		$8.29
Offering price per share (100/99.00 of $8.29) [1]		$8.37
Redemption proceeds per share		$8.29

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2008

Investment Income:
Interest (including income on securities loaned of $154,472)		$11,442,075
Dividends received from affiliated issuers (Note 5)		1,263,362
TOTAL INCOME		12,705,437
Expenses:
Investment adviser fee (Note 5)	$1,010,532
Administrative personnel and services fee (Note 5)	270,000
Custodian fees	28,390
Transfer and dividend disbursing agent fees and expenses	165,683
Directors'/Trustees' fees	5,321
Auditing fees	19,915
Legal fees	16,930
Portfolio accounting fees	112,769
Distribution services fee--Institutional Service Shares (Note 5)	30,985
Distribution services fee--Class A Shares (Note 5)	248,947
Shareholder services fee--Institutional Shares (Note 5)	265,307
Shareholder services fee--Institutional Service Shares (Note 5)	44,922
Shareholder services fee--Class A Shares (Note 5)	118,010
Account administration fee--Institutional Shares	1,269
Account administration fee--Institutional Service Shares	2,542
Share registration costs	54,950
Printing and postage	71,768
Insurance premiums	5,428
Miscellaneous	3,493
TOTAL EXPENSES	2,477,161

Statement of Operations-continued

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(816,150)
Waiver of administrative personnel and services fee	(52,473)
Waiver of distribution services fee--Institutional Service Shares	(6,150)
Waiver of distribution services fee--Class A Shares	(947)
Reimbursement of shareholder services fee--Institutional Shares	(11,408)
Reimbursement of shareholder services fee--Institutional Service Shares	(91)
TOTAL WAIVERS AND REIMBURSEMENTS		$(887,219)
Net expenses			$1,589,942
Net investment income			11,115,495
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized loss on investments (including loss of $75,075 on sales of investments in affiliated issuers) (Note 5)			(1,264,855)
Net realized gain on futures contracts			315,738
Net realized loss on swap contracts			(384,111)
Net change in unrealized depreciation of investments			(2,691,061)
Net change in unrealized appreciation of futures contracts			(12,845)
Net change in unrealized depreciation of swap contracts			(946)
Net realized and unrealized loss on investments, futures contracts and swap contracts			(4,038,080)
Change in net assets resulting from operations			$7,077,415

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,115,495	$11,279,526
Net realized loss on investments, futures contracts and swap contracts	(1,333,228)	(349,974)
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	(2,704,852)	3,113,101
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,077,415	14,042,653
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,115,748)	(6,146,645)
Institutional Service Shares	(891,728)	(666,618)
Class Y Shares	(1,143,724)	(2,239,258)
Class A Shares	(1,966,178)	(2,319,991)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,117,378)	(11,372,512)
Share Transactions:
Proceeds from sale of shares	89,513,959	75,981,542
Proceeds from shares issued in connection with the tax-free transfer of assets from MDT Short-Term Bond Fund	--	35,293,669
Net asset value of shares issued to shareholders in payment of distributions declared	8,076,411	7,848,179
Cost of shares redeemed	(110,126,160)	(119,340,191)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,535,790)	(216,801)
Change in net assets	(16,575,753)	2,453,340
Net Assets:
Beginning of period	273,768,338	271,314,998
End of period (including undistributed net investment income of $51,812 and $40,641, respectively)	$257,192,585	$273,768,338

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and the Class Y Shares are presented separately. The primary investment objective of the Fund is to seek to provide current income.

On November 17, 2006, the Fund received assets from MDT Short-Term Bond Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	MDT Short-Term Bond Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of MDT Short-Term Bond Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
4,211,655	$35,293,669	$305,268	$235,876,646	$35,293,669	$271,170,315

1 Unrealized Depreciation is included in the MDT Short-Term Bond Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on May 1, 2007. As of and during the period ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, and other swap agreements.

The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized loss on swap contracts in the Statement of Operations. For the year ended April 30, 2008, the Fund had net realized losses on swap contracts of $384,111.

Swap contracts outstanding at period end are listed after the Fund's portfolio of investments.

Futures Contracts

The Fund may periodically purchase and sell financial futures contracts to manage duration, cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended April 30, 2008, the Fund had net realized gains on futures contracts of $315,738.

At April 30, 2008, the Fund had no outstanding futures contracts.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements or in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$41,205,234	$42,138,852

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	7/30/1998	$ 82,099
C-BASS ABS LLC Series 1999-3, Class B1, 6.628%, 2/3/2029	7/9/1999	$ 197,030
Greenwich Capital Acceptance 1991-4, Class B1A, 6.427%, 7/1/2019	1/7/1993	$ 270,156
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$ 326,662
Resecuritization Mortgage Trust 1998-A, Class B3, 8.450%, 10/26/2023	2/12/1999	$ 158,281
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 7.315%, 1/28/2027	2/4/1998 - 2/5/1998	$ 72,273
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$1,516,099

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended April 30	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,888,544	$57,704,615	6,130,489	$51,345,520
Shares issued in connection with the tax-free transfer of assets from MDT Short-Term Bond Fund	--	--	4,208,425	35,266,603
Shares issued to shareholders in payment of distributions declared	558,498	4,674,182	413,309	3,461,883
Shares redeemed	(4,220,370)	(35,317,359)	(8,680,747)	(72,598,387)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,226,672	$27,061,438	2,071,476	$17,475,619

Year Ended April 30	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,990,266	$16,660,831	678,631	$5,683,165
Shares issued to shareholders in payment of distributions declared	86,933	727,607	56,954	476,826
Shares redeemed	(1,187,440)	(9,947,188)	(715,221)	(5,983,333)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	889,759	$7,441,250	20,364	$176,658

Year Ended April 30	2008		2007
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	991,422	$8,288,531	1,817,512	$15,239,213
Shares issued to shareholders in payment of distributions declared	112,468	941,339	224,322	1,878,210
Shares redeemed	(5,912,377)	(49,488,683)	(2,150,218)	(17,973,903)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(4,808,487)	$(40,258,813)	(108,384)	$(856,480)

Year Ended April 30	2008		2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	818,348	$6,859,982	446,990	$3,713,644
Shares issued in connection with the tax-free transfer of assets from MDT Short-Term Bond Fund	--	--	3,230	27,066
Shares issued to shareholders in payment of distributions declared	207,093	1,733,283	239,480	2,031,260
Shares redeemed	(1,835,913)	(15,372,930)	(2,725,000)	(22,784,568)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(810,472)	$(6,779,665)	(2,035,300)	$(17,012,598)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,502,528)	$(12,535,790)	(51,844)	$(216,801)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for expiration of capital loss carryforwards and swap contracts.

For the year ended April 30, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(2,666,759)	$13,054	$2,653,705

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2008 and 2007, was as follows:

	2008	2007
Ordinary income	$11,117,378	$11,372,512

As of April 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$51,812
Net unrealized depreciation	$(5,512,930)
Capital loss carryforwards and deferrals	$(44,781,074)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for paydowns and the deferral of losses on wash sales.

At April 30, 2008, the cost of investments for federal tax purposes was $302,890,933. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from swap contracts was $5,512,930. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,818,769 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,331,699.

At April 30, 2008, the Fund had a capital loss carryforward of $44,740,237 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 2,231,597
2010	$ 8,377,387
2011	$11,458,525
2012	$12,381,100
2013	$ 5,495,264
2014	$ 2,592,863
2015	$ 801,392
2016	$ 1,402,109

As a result of the tax-free transfer of assets from Federated Limited Term Fund and MDT Short-Term Bond Fund, certain capital loss carryforwards listed above may be limited.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of April 30, 2008, for federal income tax purposes, post October losses of $40,837 were deferred to May 1, 2008.

Capital loss carryforwards of $2,666,760 expired during the year ended April 30, 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Fund's Trustees, the Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse operating expenses (excluding interest, taxes and brokerage commissions) in order to limit the aggregate annual operating expenses for the Fund's Institutional Shares and Class A Shares to not more than 0.95% and 1.20%, respectively, of its average daily net assets. This commitment will expire in November 2008. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2008, the Adviser waived $791,076 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2008, the net fee paid to FAS was 0.086% of average daily net assets of the Fund. FAS waived $52,473 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2008, FSC voluntarily waived $7,097 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2008, FSC retained $156,270 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended April 30, 2008, FSSC voluntarily reimbursed $91 of shareholder services fees. For the year ended April 30, 2008, FSSC received $83,184 of fees paid by the Fund.

On November 28, 2007, FSSC reimbursed a portion of the Service Fees. This reimbursement resulted from the overpayment of Service Fees to an affiliate of Federated Investors, Inc. This reimbursement amounted to $11,408 for the year ended April 30, 2008.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.53%, 0.70%, 1.09% and 0.35%, respectively, for the fiscal year ending April 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through June 30, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended April 30, 2008, the Adviser reimbursed $25,074. Transactions with the affiliated companies during the year ended April 30, 2008 are as follows:

Affiliates	Balance of Shares Held 4/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income
Federated Mortgage Core Portfolio	1,429,437	66,666	304,260	1,191,843	$11,882,674	$658,593
High Yield Bond Portfolio	1,765	24	1,789	--	--	200
Prime Value Obligations Fund, Institutional Shares	15,506,170	231,644,158	201,846,289	45,304,039	45,304,039	604,569
TOTAL OF AFFILIATED TRANSACTIONS	16,937,372	231,710,848	202,152,338	46,495,882	$57,186,713	$1,263,362

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2008, were as follows:

Purchases	$71,038,890
Sales	$75,357,854

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the year ended April 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the year ended April 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED SHORT-TERM INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term Income Fund (the "Fund") (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
June 13, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.;(real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Evaluation and Approval of Advisory Contract

FEDERATED SHORT-TERM INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C795

32957 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Shares
Institutional Service Shares
Class Y Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.41		$8.32	$8.39	$8.47	$8.56
Income From Investment Operations:
Net investment income	0.38		0.37	0.30	0.26	0.25
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.12)		0.09	(0.07)	(0.08)	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.26		0.46	0.23	0.18	0.15
Less Distributions:
Distributions from net investment income	(0.38)		(0.37)	(0.30)	(0.26)	(0.24)
Net Asset Value, End of Period	$8.29		$8.41	$8.32	$8.39	$8.47
Total Return [1]	3.12	% [2]	5.67%	2.75%	2.14%	1.81%

Ratios to Average Net Assets:
Net expenses	0.52%		0.51%	0.51%	0.56%	0.56%
Net investment income	4.51%		4.42%	3.60%	3.03%	3.00%
Expense waiver/reimbursement [3]	0.35%		0.33%	0.31%	0.31%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$175,985		$151,537	$132,698	$156,173	$185,337
Portfolio turnover	45%		28%	43%	30%	38%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

2 During the period, the Fund was reimbursed by an affiliated shareholder services provider which had an impact of 0.12% on the total return. (See Notes to Financial Statements, Note 5.)

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2008	2007	2006		2005	2004
Net Asset Value, Beginning of Period	$8.41	$8.32	$8.39		$8.47	$8.56
Income From Investment Operations:
Net investment income	0.36	0.35	0.29		0.24	0.23
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.12)	0.10	(0.07)		(0.08)	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.24	0.45	0.22		0.16	0.13
Less Distributions:
Distributions from net investment income	(0.36)	(0.36)	(0.29)		(0.24)	(0.22)
Net Asset Value, End of Period	$8.29	$8.41	$8.32		$8.39	$8.47
Total Return [1]	2.92%	5.47%	2.64	% [2]	1.96%	1.56%

Ratios to Average Net Assets:
Net expenses	0.70%	0.70%	0.62%		0.73%	0.81%
Net investment income	4.32%	4.22%	3.44%		2.93%	2.75%
Expense waiver/reimbursement [3]	0.38%	0.34%	0.43%		0.32%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,430	$16,304	$15,962		$27,708	$19,130
Portfolio turnover	45%	28%	43%		30%	38%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

2 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.09% on the total return.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class Y Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended April 30,			Period Ended
	2008	2007	2006	4/30/2005	[1]
Net Asset Value, Beginning of Period	$8.41	$8.32	$8.39	$8.47
Income From Investment Operations:
Net investment income	0.39	0.38	0.31	0.19
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.12)	0.10	(0.07)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.48	0.24	0.11
Less Distributions:
Distributions from net investment income	(0.39)	(0.39)	(0.31)	(0.19)
Net Asset Value, End of Period	$8.29	$8.41	$8.32	$8.39
Total Return [2]	3.28%	5.83%	2.91%	1.34%

Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35	% [3]
Net investment income	4.67%	4.57%	3.76%	3.42	% [3]
Expense waiver/reimbursement [4]	0.34%	0.33%	0.31%	0.27	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,772	$53,417	$53,757	$72,984
Portfolio turnover	45%	28%	43%	30	% [5]

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2005.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,017.20	$2.56
Institutional Service Shares	$1,000	$1,016.30	$3.51
Class Y Shares	$1,000	$1,018.00	$1.76
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.33	$2.56
Institutional Service Shares	$1,000	$1,021.38	$3.52
Class Y Shares	$1,000	$1,023.12	$1.76

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.51%
Institutional Service Shares	0.70%
Class Y Shares	0.35%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 3.28% for Class Y Shares, 3.12% for Institutional Shares and 2.92% for Institutional Service Shares. The total return of the 0-3 Year Composite Index (0-3C) 1 was 5.47%. The fund's total return for the fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the 0-3C.

During the reporting period, the most significant factors affecting the fund's performance relative to the 0-3C were: (1) the selection of individual securities within the portfolio; (2) the allocation of the portfolio among securities of similar types of issuers (referred to as sectors); and (3) the fund's duration positioning. 2

For purposes of the following, the discussion will focus on the performance of the fund's Class Y Shares. The 3.28% total return of the Class Y Shares for the reporting period consisted of 4.71% of dividends, and (1.43)% depreciation in the net asset value of the shares.

1 The 0-3C is a composite index of four separate indices which track various security types. The four component indices, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate Index (30% weighting in the composite index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

MARKET OVERVIEW

The latter half of the fund's fiscal year proved to be one of the most difficult periods for the financial markets in recent history. There was a flight to quality in credit sectors, a considerable rally in Treasury yields, and a marked deterioration of the U.S. mortgage market. The gathering storm in the financial system forced the Federal Reserve Board (the Fed) into an aggressive easing posture, and necessitated the establishment of generous lending facilities to both banks and broker-dealers. The inclusion of broker-dealers in the Fed's support program was important, as it produced a stabilizing effect on the markets. The stability remains tenuous, however, and the economy continues to show weakness, reflecting the fragility of the overall economic situation. Short-term Treasury yields fell significantly during the period, as the Fed moved to lower short-term interest rate targets seven times from 5.25% to 2.00% over the course of the fund's fiscal year; five times in the second half of the period.

Duration

Fund duration was generally maintained around that of the 0-3C early in the reporting period, but was extended around the midway point as management believed the Fed would need to become more aggressive in lowering short-term interest rate targets. This strategy added value relative to the 0-3C until the final month of the reporting period, when interest rates rose.

Sector

Over the course of the reporting period, as compared to the 0-3C, fund management began to reduce its overweight positions in both the asset-backed securities (ABS) and corporate bond sectors and created overweight positions in mortgage-backed, Treasury and agency securities. 3 The belief was that the dislocation in credit markets would cause credit-sensitive securities to be negatively affected. Treasury and agency securities proved to be the strongest performing sub-index within the 0-3C, and the fund's overweight position aided relative performance. The overweight established in mortgage securities, which had been achieved through the acquisition of agency mortgages, added value as those securities were the second best performer within the 0-3C. It should be noted however that the 0-3C mortgage component consists solely of agency mortgages; non-agency mortgages are not included. The fund's existing position in non-agency mortgages proved a detriment to value, as this sector was negatively affected by market dislocations. The performance of the corporate component of the 0-3C was weaker than that of the overall composite and the fund's underweight in corporates added to relative performance. The ABS underweight added value from a pure sector selection standpoint, though security selection within this sector detracted from value relative to the benchmark's ABS component.

Security Selection

There were a number of specific securities which suffered significant markdowns in value as a result of the general dislocation in the market. The sectors most significantly affected were those for non-agency mortgage-backed securities and floating rate subprime mortgage securities. Markdowns of holdings in these sectors negatively affected the performance of the fund relative to the 0-3C, as only agency mortgage-backed securities and fixed-rate subprime mortgage securities are included in the composite. These latter sectors did not experience the same degree of price weakness as their non-agency and floating rate subprime mortgage counterparts.

3 The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Short-Term Income Fund (Institutional Shares) (the "Fund") from April 30, 1998 to April 30, 2008, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), 2 the 0-3 Year Composite Index (0-3C) 3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA). 4

Average Annual Total Returns for the Period Ended 4/30/2008
1 Year	3.12%
5 Years	3.09%
10 Years	4.18%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate Index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

4 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Short-Term Income Fund (Institutional Service Shares) (the "Fund") from April 30, 1998 to April 30, 2008, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), 2 the 0-3 Year Composite Index (0-3C) 3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA). 4

Average Annual Total Returns for the Period Ended 4/30/2008
1 Year	2.92%
5 Years	2.90%
10 Years	3.95%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate Index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

4 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF A $100,000 INVESTMENT - CLASS Y SHARES

The graph below illustrates the hypothetical investment of $100,000 1 in Federated Short-Term Income Fund (Class Y Shares) (the "Fund") from August 26, 2004 (start of performance) to April 30, 2008, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), 2 the 0-3 Year Composite Index (0-3C) 3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA). 4

Average Annual Total Returns for the Period Ended 4/30/2008
1 Year	3.28%
Start of Performance (8/26/2004)	3.62%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $100,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate Index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

4 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At April 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	29.1%
Corporate Debt Securities	26.3%
U.S. Treasury and Agency Securities [3]	23.2%
Mortgage-Backed Securities [4]	19.7%
Securities Lending Collateral [5]	16.4%
Derivative Contracts [6,7]	(0.0)%
Cash Equivalents [8]	1.6%
Other Assets and Liabilities--Net [9]	(16.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).

4 For purposes of this table, Mortgage-Backed Securities includes mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.

5 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

6 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

7 Represents less than 0.1%.

8 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

9 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2008

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--3.1%
		Federal Home Loan Mortgage Corporation--0.8%
$37,382	[1]	FHLMC ARM 390260, 5.489%, 10/01/2030	$37,263
181,265	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	185,740
14,946	[1]	FHLMC ARM 420196, 5.317%, 11/01/2030	15,114
61,080	[1]	FHLMC ARM 606116, 30 Year, 6.413%, 9/1/2019	61,346
1,591,966	[1]	FHLMC ARM 780443, 5.585%, 3/01/2033	1,602,215
73,760	[1]	FHLMC ARM 785167, 6.674%, 12/01/2018	73,952
		TOTAL	1,975,630
		Federal National Mortgage Association--2.3%
78,672	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	80,639
1,494,703	[1]	FNMA ARM 544843, 5.371%, 10/01/2027	1,509,040
904,510	[1]	FNMA ARM 544852, 5.797%, 4/01/2028	913,505
988,591	[1]	FNMA ARM 544884, 5.778%, 5/01/2034	998,258
2,079,313	[1]	FNMA ARM 556379, 5.476%, 5/01/2040	2,087,745
482,659	[1]	FNMA ARM 556388, 5.476%, 5/01/2040	484,504
		TOTAL	6,073,691
		Government National Mortgage Assoc.--0.0%
31,771	[1]	GNMA ARM 8902, 30 Year, 5.375%, 1/20/2022	32,418
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $8,117,669)	8,081,739
		ASSET-BACKED SECURITIES--29.1%
		Auto Receivables--13.8%
1,000,000		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	1,002,388
1,250,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,233,698
1,000,000		BMW Vehicle Lease Trust 2007-1, Class A3B, 5.146%, 8/15/2013	988,753
1,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011	1,497,485
930,062		Capital One Auto Finance Trust 2006-A, Class A3, 5.33%, 11/15/2010	930,206
2,000,000		Capital One Auto Finance Trust 2006-A, Class A4, 2.726%, 12/15/2012	1,886,262
2,000,000		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	1,965,307
274,319		Chase Manhattan Auto Owner Trust 2005-B, Class A3, 4.84%, 7/15/2009	274,712
331,990		DaimlerChrysler Auto Trust 2004-C, Class A4, 3.28%, 12/8/2009	332,192
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$750,000		Fifth Third Auto Trust 2008-1, Class A2B, 3.965%, 2/15/2011	$751,630
1,500,000		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 3.066%, 6/15/2012	1,477,854
1,424,739		Harley-Davidson Motorcycle Trust 2004-1, Class A2, 2.53%, 11/15/2011	1,419,785
372,919		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	372,933
879,779		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	886,230
311,260		Honda Auto Receivables Owner Trust 2005-1, Class A4, 3.82%, 5/21/2010	311,612
377,876		Honda Auto Receivables Owner Trust 2005-2, Class A4, 4.15%, 10/15/2010	378,595
327,382		Honda Auto Receivables Owner Trust 2006-2, Class A3, 5.30%, 7/21/2010	330,180
424,144		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	424,542
156,513		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	154,505
823,938		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	820,365
1,250,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	1,231,700
2,000,000		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	1,981,324
316,429		M&I Auto Loan Trust 2005-1, Class A3, 4.83%, 9/21/2009	316,890
690,860		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	677,788
303,160		Nissan Auto Receivables Owner Trust 2004-C, Class A4, 2.756%, 3/15/2010	302,821
1,073,189		Nissan Auto Receivables Owner Trust 2006-B, Class A3, 5.16%, 2/15/2010	1,079,910
1,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	983,608
331,528		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	331,237
2,750,000		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	2,760,811
1,500,000	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,486,730
500,000		Wachovia Auto Loan Owner Trust 2008-1, Class A2A, 4.04%, 3/21/2011	499,591
2,000,000		Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 3.65%, 3/21/2011	1,985,743
40,238		Whole Auto Loan Trust 2003-1, Class A4, 2.58%, 3/15/2010	40,313
2,375,000		World Omni Automobile Receivables Trust 2007-B, Class A3A, 5.28%, 1/17/2012	2,409,019
2,000,000		World Omni Automobile Receivables Trust 2008-A, Class A3B, 4.161%, 10/15/2012	2,001,329
		TOTAL	35,528,048
		Credit Card--8.3%
2,000,000	[2,3]	American Express Credit Account Master Trust 2006-B, Class B, 2.866%, 8/15/2013	1,873,132
2,000,000		Bank One Issuance Trust 2003-A9, Class A9, 3.86%, 6/15/2011	2,002,135
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,058,980
1,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 3.006%, 6/15/2014	851,123
1,030,000		Capital One Multi-Asset Execution Trust 2003-B3, Class B3, 4.50%, 6/15/2011	1,028,127
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--continued
$2,000,000		Capital One Multi Asset Execution Trust 2005-A8, Class A, 4.40%, 8/15/2011	$2,008,890
2,000,000		Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	1,963,786
1,000,000		Chase Issuance Trust Class C1 2005-C1, Class C1, 3.086%, 11/15/2012	921,197
2,000,000		Chase Issuance Trust Class A 2007-A14, Class A, 2.965%, 9/15/2011	1,982,442
2,500,000		Citibank Credit Card Issuance Trust 2007-B5, Class B5, 3.361%, 11/7/2014	2,406,755
1,400,000		MBNA Credit Card Master Note Series 2005-C3, Class C, 2.986%, 3/15/2011	1,372,049
2,000,000		National City Credit Card Master Trust 2005-1, Class A, 2.766%, 8/15/2012	1,954,917
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 2.906%, 8/15/2012	941,511
		TOTAL	21,365,044
		Equipment Lease--1.9%
1,740,639	[2,3]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	1,748,552
3,000,000		John Deere Owner Trust 2007-A, Class A3, 5.04%, 7/15/2011	3,020,625
		TOTAL	4,769,177
		Home Equity Loan--4.1%
82,137	[2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	69,816
1,440,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 3.255%, 7/25/2035	1,222,342
90,475		Bear Stearns Asset Backed Securities, Inc. 2005-1, Class A, 3.245%, 3/25/2035	73,505
161,337		Bear Stearns Asset Backed Securities, Inc. 2006-IM1, Class A4, 2.985%, 4/25/2036	161,085
26,960		ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 3.196%, 1/15/2028	25,805
1,449,088		Fifth Third Home Equity Loan Trust 2003-1, Class A, 3.05%, 9/20/2023	964,477
233,192		First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 5.125%, 11/25/2036	227,393
2,470,290		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,430,955
65,618		JP Morgan Mortgage Acquisition Corp. 2006-WF1, Class A1B, 2.995%, 7/25/2036	64,962
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 3.575%, 11/25/2034	873,847
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	31,594
39,464		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.74%, 10/25/2028	39,070
682,345		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	680,371
2,000,000		Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	2,003,832
872,440		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	806,955
275,293	[2,3]	Quest Trust 2004 - X1, Class A, 3.225%, 3/25/2034	237,483
526,907		Residential Asset Securities Corp. 2006-EMX6, Class A1, 3.436%, 7/25/2036	519,469
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$1,000,000		Saxon Asset Securities Trust 2006-2, Class A3B, 2.985%, 9/25/2036	$977,894
1,519,279	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	45,578
		TOTAL	10,456,433
		Manufactured Housing--0.4%
950,236		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	987,705
		Other--0.3%
815,914		Community Program Loan Trust 19874-A, Class A4, 4.50%, 10/1/2018	807,870
		Rate Reduction Bond--0.3%
823,881		PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011	824,099
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $78,427,360)	74,738,376
		COLLATERALIZED MORTGAGE OBLIGATIONS--11.1%
		Commercial Mortgage--2.0%
1,194,874		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	1,189,650
1,175,650		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	78,311
1,250,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A1, 5.611%, 4/15/2041	1,258,244
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.80%, 6/13/2042	2,490,869
		TOTAL	5,017,074
		Federal Home Loan Mortgage Corporation--2.0%
7,300		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	7,271
141,411		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	143,989
13,539		Federal Home Loan Mortgage Corp. REMIC 1624 KZ, 6.00%, 12/15/2008	13,524
166,206		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	165,554
180,094		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	183,588
188,523		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	193,617
404,469		Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017	404,368
1,905,292		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 3.066%, 2/15/2018	1,883,612
375,343		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	369,482
418,352		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	396,255
179,024		Federal Home Loan Mortgage Corp. REMIC 2663 LN, 4.50%, 1/15/2022	178,779
357,594		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	344,196
187,937		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	188,084
404,515		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	399,925
312,156		Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	317,908
		TOTAL	5,190,152
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association--2.2%
$297,661		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	$325,128
6,815		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	7,288
161,968		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	168,189
150,840		Federal National Mortgage Association REMIC 1993-113 SB, 9.75%, 7/25/2023	166,615
10,596		Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	10,781
40,936		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	41,511
204,481		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	208,554
1,921		Federal National Mortgage Association REMIC 1993-68 PL, 7.00%, 5/25/2008	1,915
19,195		Federal National Mortgage Association REMIC 1994-7 PG, 6.50%, 1/25/2009	19,295
973,252		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	1,001,955
142,666		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	144,973
580,715		Federal National Mortgage Association REMIC 2002-52 FG, 3.395%, 9/25/2032	570,265
735,000		Federal National Mortgage Association REMIC 2002-74 PD, 5.00%, 11/25/2015	739,609
167,838		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	159,724
253,868		Federal National Mortgage Association REMIC 2003-47 FP, 3.245%, 9/25/2032	249,752
300,495		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	281,690
15,563		Federal National Mortgage Association REMIC 2003-W12 1A6, 4.50%, 6/25/2043	15,563
732,235		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	739,506
259,185		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	266,952
335,899		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	361,443
220,103		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	229,905
		TOTAL	5,710,613
		Non-Agency Mortgage--4.9%
1,388,898		American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	1,392,626
79,073		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.413%, 3/25/2033	72,074
240,693	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.628%, 2/3/2029	108,312
200,000		CS First Boston Mortgage Securities Corp. 2003-11, Class 1A35, 5.50%, 6/25/2033	182,682
2,000,000		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,971,978
587,555		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	533,838
217,573		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	205,038
268,395	[2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.427%, 7/1/2019	201,296
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$2,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 3.165%, 2/25/2037	$971,102
570,180		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	506,015
847	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.450%, 10/26/2023	550
771,298		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.670%, 9/25/2034	464,839
51,505		Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.00%, 5/25/2033	48,455
438,815		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	470,784
37,409	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 7.315%, 1/28/2027	24,316
664,717		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	685,330
905,805		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	886,595
1,504,954		Washington Mutual 2006-AR15, Class 1A, 4.916%, 11/25/2046	1,130,198
1,465,999		Washington Mutual 2006-AR17, Class 1A, 4.896%, 12/25/2046	1,160,319
1,406,760		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	1,373,409
233,371		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 5.444%, 7/25/2034	214,453
		TOTAL	12,604,209
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $31,241,934)	28,522,048
		CORPORATE BONDS--26.3%
		Basic Industry - Chemicals--1.7%
1,250,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,279,076
2,200,000		Praxair, Inc., 2.75%, 6/15/2008	2,199,283
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,011,660
		TOTAL	4,490,019
		Capital Goods - Aerospace & Defense--0.6%
1,250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,275,118
375,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	369,918
		TOTAL	1,645,036
		Communications - Media & Cable--0.9%
1,250,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	1,277,541
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	1,005,487
		TOTAL	2,283,028
		Communications - Media Noncable--0.7%
1,750,000		Reed Elsevier, Inc., Floating Rate Note, 3.13%, 6/15/2010	1,706,533
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wireless--0.8%
$1,250,000		America Movil S.A.B. de C.V., Company Guarantee, 4.125%, 3/1/2009	$1,256,718
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	942,630
		TOTAL	2,199,348
		Communications - Telecom Wirelines--0.2%
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	497,459
		Consumer Cyclical - Automotive--1.9%
400,000	[2,3]	American Honda Finance Corp., 3.85%, 11/6/2008	401,326
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,313,010
1,250,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,254,365
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	508,806
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,506,289
		TOTAL	4,983,796
		Consumer Cyclical - Entertainment--0.8%
1,000,000		Time Warner, Inc., Floating Rate Note, 3.30%, 11/13/2009	964,016
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,047,685
		TOTAL	2,011,701
		Consumer Cyclical - Retailers--1.0%
1,000,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,032,691
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	667,524
1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,014,605
		TOTAL	2,714,820
		Consumer Non-Cyclical Food/Beverage--0.6%
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,474,660
		Consumer Non-Cyclical Pharmaceuticals--0.4%
900,000		Abbott Laboratories, 5.375%, 5/15/2009	923,197
		Consumer Non-Cyclical Products--1.3%
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,243,608
2,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,006,811
		TOTAL	3,250,419
		Consumer Non-Cyclical Supermarkets--0.8%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,177,282
1,000,000		Kroger Co., 7.25%, 6/1/2009	1,022,087
		TOTAL	2,199,369
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Independent--0.1%
$352,800	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	$356,274
		Energy - Integrated--0.5%
1,166,700	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	1,191,030
		Energy - Refining--0.5%
1,250,000		Valero Energy Corp., Unsecd. Note, 3.50%, 4/1/2009	1,239,341
		Financial Institution - Banking--2.8%
1,750,000		Bank of America Corp., 4.25%, 10/1/2010	1,756,998
1,250,000		Capital One Bank, Note, 5.00%, 6/15/2009	1,248,677
300,000		Citigroup, Inc., 4.625%, 8/3/2010	300,264
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,012,726
1,250,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,274,062
1,500,000		Wells Fargo Financial, Inc., Sr. Note, 5.625%, 2/3/2009	1,512,663
		TOTAL	7,105,390
		Financial Institution - Brokerage--1.5%
1,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	1,508,740
1,000,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	1,048,519
1,250,000		Morgan Stanley, Note, 4.00%, 1/15/2010	1,240,051
		TOTAL	3,797,310
		Financial Institution - Finance Noncaptive--2.1%
1,250,000		General Electric Capital Corp., 4.00%, 6/15/2009	1,267,017
350,000		General Electric Capital Corp., Note, 4.875%, 10/21/2010	359,721
1,250,000		General Electric Capital Corp., Note, Series A, 5.45%, 1/15/2013	1,292,029
1,000,000		HSB Capital I, Company Guarantee, 3.623%, 7/15/2027	728,694
1,500,000		International Lease Finance Corp., Unsecd. Note, 3.50%, 4/1/2009	1,491,405
290,000		SLM Corp., Note, Series A, 3.95%, 8/15/2008	284,543
		TOTAL	5,423,409
		Financial Institution - Insurance - Health--0.7%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	509,375
1,250,000		UnitedHealth Group, Inc., 4.125%, 8/15/2009	1,246,009
		TOTAL	1,755,384
		Financial Institution - Insurance - P&C--0.4%
1,250,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,114,178
		Financial Institution - REITs--0.9%
2,300,000		Prologis, Note, 5.25%, 11/15/2010	2,291,839
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--2.5%
$1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	$1,552,009
1,250,000	[2,3]	Dell, Inc., 4.70%, 4/15/2013	1,228,737
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,033,668
1,250,000		IBM Corp., Note, 4.375%, 6/1/2009	1,269,120
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,270,550
		TOTAL	6,354,084
		Transportation - Services--0.4%
1,000,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,016,804
		Utility - Electric--1.7%
1,066,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,067,057
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	2,028,479
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	1,266,884
		TOTAL	4,362,420
		Utility - Natural Gas Distributor--0.5%
1,250,000		Atmos Energy Corp., 4.00%, 10/15/2009	1,239,015
		TOTAL CORPORATE BONDS (IDENTIFIED COST $67,589,882)	67,625,863
		GOVERNMENT AGENCIES--5.8%
		Federal Home Loan Bank System--3.0%
2,000,000		Federal Home Loan Bank System, Bond, 5.10%, 9/19/2008	2,023,405
3,000,000		Federal Home Loan Bank System, Bond, Series 598, 4.625%, 11/21/2008	3,041,795
2,500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	2,528,520
		TOTAL	7,593,720
		Federal Home Loan Mortgage Corporation--2.8%
7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	7,307,173
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $14,502,514)	14,900,893
		MORTGAGE-BACKED SECURITIES--0.6%
		Federal Home Loan Mortgage Corp.--0.2%
1,604		Federal Home Loan Mortgage Corp., Pool A01379, 8.50%, 10/1/2010	1,626
89,175		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	95,914
71,765		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	75,037
283,060		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	287,119
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Federal Home Loan Mortgage Corp.--continued
$23,087		Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010	$23,778
94,613		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	98,768
47,308		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	50,438
		TOTAL	632,680
		Federal National Mortgage Association--0.3%
356,968		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	353,401
36		Federal National Mortgage Association, Pool 313806, 7.50%, 2/1/2014	36
34,849		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	36,730
53,950		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	57,084
192,601		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	200,945
		TOTAL	648,196
		Government National Mortgage Association--0.1%
77,725		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	82,978
864		Government National Mortgage Association, Pool 365841, 7.00%, 9/15/2008	867
2,026		Government National Mortgage Association, Pool 413575, 7.00%, 12/15/2010	2,063
20,414		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	22,387
214,749		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	224,410
		TOTAL	332,705
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,627,882)	1,613,581
		U.S. TREASURY--17.4%
5,000,000	[4]	United States Treasury Note, 3.125%, 11/30/2009	5,072,266
4,000,000	[4]	United States Treasury Note, 3.25%, 8/15/2008	4,020,938
5,000,000	[4]	United States Treasury Note, 3.625%, 12/31/2012	5,139,950
3,000,000		United States Treasury Note, 3.75%, 5/15/2008	3,002,752
3,000,000	[4]	United States Treasury Note, 3.875%, 5/15/2010	3,098,203
3,000,000	[4]	United States Treasury Note, 3.875%, 7/15/2010	3,106,592
3,000,000	[4]	United States Treasury Note, 4.50%, 9/30/2011	3,185,629
6,500,000	[4]	United States Treasury Note, 4.625%, 7/31/2012	6,940,522
10,000,000	[4]	United States Treasury Note, 4.75%, 3/31/2011	10,641,135
500,000		United States Treasury Note, 5.625%, 5/15/2008	500,803
		TOTAL U.S. TREASURY (IDENTIFIED COST $43,674,292)	44,708,790
Shares			Value
		MUTUAL FUNDS--22.2% [5]
1,191,843		Federated Mortgage Core Portfolio	$11,882,674
45,304,039	[6,7]	Prime Value Obligations Fund, Institutional Shares, 2.90%	45,304,039
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $57,503,474)	57,186,713
		TOTAL INVESTMENTS--115.6% (IDENTIFIED COST $302,685,007) [8]	297,378,003
		OTHER ASSETS AND LIABILITIES - NET--(15.6)% [9]	(40,185,418)
		TOTAL NET ASSETS--100%	$257,192,585

At April 30, 2008, the Fund had the following open swap contract:

Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Value
Merrill Lynch International [10]	Series 10 Investment Grade Index	Sell	1.55%	6/20/2013	$10,000,000	$299,423

Value of Swap Contract is included in "Other Assets and Liabilities--Net."

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $12,879,558 which represented 5.0% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2008, these liquid restricted securities amounted to $12,398,096 which represented 4.8% of total net assets.

4 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

5 Affiliated companies.

6 7-Day net yield.

7 All or a portion of this security is held as collateral for securities lending.

8 The cost of investments for federal tax purposes amounts to $302,890,933.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund received cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities.

10 Premiums paid by the Fund amounted to $282,717.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only
NIM	--Net Interest Margin
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008

Assets:
Total investments in securities, at value, including $57,186,713 of investments in affiliated issuers (Note 5) and $41,205,234 of securities loaned (identified cost $302,685,007)		$297,378,003
Cash		8,660
Income receivable		2,427,648
Swaps, at value (premium paid of $282,717)		299,423
Receivable for shares sold		72,641
TOTAL ASSETS		300,186,375
Liabilities:
Payable for investments purchased	$300,339
Payable for shares redeemed	182,877
Income distribution payable	247,679
Payable for collateral due to broker for securities loaned	42,138,852
Payable for Directors'/Trustees' fee	692
Payable for distribution services fee (Note 5)	19,703
Payable for shareholder services fee (Note 5)	62,805
Accrued expenses	40,843
TOTAL LIABILITIES		42,993,790
Net assets for 31,042,439 shares outstanding		$257,192,585
Net Assets Consist of:
Paid-in capital		$307,434,777
Net unrealized depreciation of investments and swap contracts		(5,307,950)
Accumulated net realized loss on investments, futures contracts and swap contracts		(44,986,054)
Undistributed net investment income		51,812
TOTAL NET ASSETS		$257,192,585
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($175,984,685 ÷ 21,241,058 shares outstanding), no par value, unlimited shares authorized		$8.29
Institutional Service Shares:
Net asset value per share ($23,430,440 ÷ 2,827,935 shares outstanding), no par value, unlimited shares authorized		$8.29
Class Y Shares:
Net asset value per share ($12,772,161 ÷ 1,541,575 shares outstanding), no par value, unlimited shares authorized		$8.29
Class A Shares:
Net asset value per share ($45,005,299 ÷ 5,431,871 shares outstanding), no par value, unlimited shares authorized		$8.29
Offering price per share (100/99.00 of $8.29) [1]		$8.37
Redemption proceeds per share		$8.29

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2008

Investment Income:
Interest (including income on securities loaned of $154,472)		$11,442,075
Dividends received from affiliated issuers (Note 5)		1,263,362
TOTAL INCOME		12,705,437
Expenses:
Investment adviser fee (Note 5)	$1,010,532
Administrative personnel and services fee (Note 5)	270,000
Custodian fees	28,390
Transfer and dividend disbursing agent fees and expenses	165,683
Directors'/Trustees' fees	5,321
Auditing fees	19,915
Legal fees	16,930
Portfolio accounting fees	112,769
Distribution services fee--Institutional Service Shares (Note 5)	30,985
Distribution services fee--Class A Shares (Note 5)	248,947
Shareholder services fee--Institutional Shares (Note 5)	265,307
Shareholder services fee--Institutional Service Shares (Note 5)	44,922
Shareholder services fee--Class A Shares (Note 5)	118,010
Account administration fee--Institutional Shares	1,269
Account administration fee--Institutional Service Shares	2,542
Share registration costs	54,950
Printing and postage	71,768
Insurance premiums	5,428
Miscellaneous	3,493
TOTAL EXPENSES	2,477,161

Statement of Operations-continued

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(816,150)
Waiver of administrative personnel and services fee	(52,473)
Waiver of distribution services fee--Institutional Service Shares	(6,150)
Waiver of distribution services fee--Class A Shares	(947)
Reimbursement of shareholder services fee--Institutional Shares	(11,408)
Reimbursement of shareholder services fee--Institutional Service Shares	(91)
TOTAL WAIVERS AND REIMBURSEMENTS		$(887,219)
Net expenses			$1,589,942
Net investment income			11,115,495
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized loss on investments (including loss of $75,075 on sales of investments in affiliated issuers) (Note 5)			(1,264,855)
Net realized gain on futures contracts			315,738
Net realized loss on swap contracts			(384,111)
Net change in unrealized depreciation of investments			(2,691,061)
Net change in unrealized appreciation of futures contracts			(12,845)
Net change in unrealized depreciation of swap contracts			(946)
Net realized and unrealized loss on investments, futures contracts and swap contracts			(4,038,080)
Change in net assets resulting from operations			$7,077,415

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,115,495	$11,279,526
Net realized loss on investments, futures contracts and swap contracts	(1,333,228)	(349,974)
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	(2,704,852)	3,113,101
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,077,415	14,042,653
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,115,748)	(6,146,645)
Institutional Service Shares	(891,728)	(666,618)
Class Y Shares	(1,143,724)	(2,239,258)
Class A Shares	(1,966,178)	(2,319,991)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,117,378)	(11,372,512)
Share Transactions:
Proceeds from sale of shares	89,513,959	75,981,542
Proceeds from shares issued in connection with the tax-free transfer of assets from MDT Short-Term Bond Fund	--	35,293,669
Net asset value of shares issued to shareholders in payment of distributions declared	8,076,411	7,848,179
Cost of shares redeemed	(110,126,160)	(119,340,191)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,535,790)	(216,801)
Change in net assets	(16,575,753)	2,453,340
Net Assets:
Beginning of period	273,768,338	271,314,998
End of period (including undistributed net investment income of $51,812 and $40,641, respectively)	$257,192,585	$273,768,338

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The primary investment objective of the Fund is to seek to provide current income.

On November 17, 2006, the Fund received assets from MDT Short-Term Bond Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	MDT Short-Term Bond Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of MDT Short-Term Bond Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
4,211,655	$35,293,669	$305,268	$235,876,646	$35,293,669	$271,170,315

1 Unrealized Depreciation is included in the MDT Short-Term Bond Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on May 1, 2007. As of and during the period ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, and other swap agreements.

The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized loss on swap contracts in the Statement of Operations. For the year ended April 30, 2008, the Fund had net realized losses on swap contracts of $384,111.

Swap contracts outstanding at period end are listed after the Fund's portfolio of investments.

Futures Contracts

The Fund may periodically purchase and sell financial futures contracts to manage duration, cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended April 30, 2008, the Fund had net realized gains on futures contracts of $315,738.

At April 30, 2008, the Fund had no outstanding futures contracts.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements or in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$41,205,234	$42,138,852

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	7/30/1998	$ 82,099
C-BASS ABS LLC Series 1999-3, Class B1, 6.628%, 2/3/2029	7/9/1999	$ 197,030
Greenwich Capital Acceptance 1991-4, Class B1A, 6.427%, 7/1/2019	1/7/1993	$ 270,156
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$ 326,662
Resecuritization Mortgage Trust 1998-A, Class B3, 8.450%, 10/26/2023	2/12/1999	$ 158,281
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 7.315%, 1/28/2027	2/4/1998 - 2/5/1998	$ 72,273
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$1,516,099

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended April 30	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,888,544	$57,704,615	6,130,489	$51,345,520
Shares issued in connection with the tax-free transfer of assets from MDT Short-Term Bond Fund	--	--	4,208,425	35,266,603
Shares issued to shareholders in payment of distributions declared	558,498	4,674,182	413,309	3,461,883
Shares redeemed	(4,220,370)	(35,317,359)	(8,680,747)	(72,598,387)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,226,672	$27,061,438	2,071,476	$17,475,619

Year Ended April 30	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,990,266	$16,660,831	678,631	$5,683,165
Shares issued to shareholders in payment of distributions declared	86,933	727,607	56,954	476,826
Shares redeemed	(1,187,440)	(9,947,188)	(715,221)	(5,983,333)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	889,759	$7,441,250	20,364	$176,658

Year Ended April 30	2008		2007
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	991,422	$8,288,531	1,817,512	$15,239,213
Shares issued to shareholders in payment of distributions declared	112,468	941,339	224,322	1,878,210
Shares redeemed	(5,912,377)	(49,488,683)	(2,150,218)	(17,973,903)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(4,808,487)	$(40,258,813)	(108,384)	$(856,480)

Year Ended April 30	2008		2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	818,348	$6,859,982	446,990	$3,713,644
Shares issued in connection with the tax-free transfer of assets from MDT Short-Term Bond Fund	--	--	3,230	27,066
Shares issued to shareholders in payment of distributions declared	207,093	1,733,283	239,480	2,031,260
Shares redeemed	(1,835,913)	(15,372,930)	(2,725,000)	(22,784,568)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(810,472)	$(6,779,665)	(2,035,300)	$(17,012,598)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,502,528)	$(12,535,790)	(51,844)	$(216,801)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for expiration of capital loss carryforwards and swap contracts.

For the year ended April 30, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(2,666,759)	$13,054	$2,653,705

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2008 and 2007, was as follows:

	2008	2007
Ordinary income	$11,117,378	$11,372,512

As of April 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$51,812
Net unrealized depreciation	$(5,512,930)
Capital loss carryforwards and deferrals	$(44,781,074)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for paydowns and the deferral of losses on wash sales.

At April 30, 2008, the cost of investments for federal tax purposes was $302,890,933. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from swap contracts was $5,512,930. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,818,769 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,331,699.

At April 30, 2008, the Fund had a capital loss carryforward of $44,740,237 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 2,231,597
2010	$ 8,377,387
2011	$11,458,525
2012	$12,381,100
2013	$ 5,495,264
2014	$ 2,592,863
2015	$ 801,392
2016	$ 1,402,109

As a result of the tax-free transfer of assets from Federated Limited Term Fund and MDT Short-Term Bond Fund, certain capital loss carryforwards listed above may be limited.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of April 30, 2008, for federal income tax purposes, post October losses of $40,837 were deferred to May 1, 2008.

Capital loss carryforwards of $2,666,760 expired during the year ended April 30, 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Fund's Trustees, the Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse operating expenses (excluding interest, taxes and brokerage commissions) in order to limit the aggregate annual operating expenses for the Fund's Institutional Shares and Class A Shares to not more than 0.95% and 1.20%, respectively, of its average daily net assets. This commitment will expire in November 2008. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2008, the Adviser waived $791,076 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2008, the net fee paid to FAS was 0.086% of average daily net assets of the Fund. FAS waived $52,473 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2008, FSC voluntarily waived $7,097 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2008, FSC retained $156,270 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended April 30, 2008, FSSC voluntarily reimbursed $91 of shareholder services fees. For the year ended April 30, 2008, FSSC received $83,184 of fees paid by the Fund.

On November 28, 2007, FSSC reimbursed a portion of the Service Fees. This reimbursement resulted from the overpayment of Service Fees to an affiliate of Federated Investors, Inc. This reimbursement amounted to $11,408 for the year ended April 30, 2008.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.53%, 0.70%, 1.09% and 0.35%, respectively, for the fiscal year ending April 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through June 30, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended April 30, 2008, the Adviser reimbursed $25,074. Transactions with the affiliated companies during the year ended April 30, 2008 are as follows:

Affiliates	Balance of Shares Held 4/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income
Federated Mortgage Core Portfolio	1,429,437	66,666	304,260	1,191,843	$11,882,674	$658,593
High Yield Bond Portfolio	1,765	24	1,789	--	--	200
Prime Value Obligations Fund, Institutional Shares	15,506,170	231,644,158	201,846,289	45,304,039	45,304,039	604,569
TOTAL OF AFFILIATED TRANSACTIONS	16,937,372	231,710,848	202,152,338	46,495,882	$57,186,713	$1,263,362

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2008, were as follows:

Purchases	$71,038,890
Sales	$75,357,854

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the year ended April 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the year ended April 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED SHORT-TERM INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term Income Fund (the "Fund") (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
June 13, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.;(real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Evaluation and Approval of Advisory Contract

FEDERATED SHORT-TERM INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C209
Cusip 31420C308
Cusip 31420C787

28528 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Thomas G. Bigley, Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.                      Principal Accountant Fees and Services

(a)                      Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $164,500

Fiscal year ended 2007 - $134,500

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $33,013 respectively.  Fiscal year ended 2007- Fees for review of N-14 merger documents, fees for additional audit work performed in fiscal year 2006 and fee for issuance of consent from prior auditor.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $12,455 and $0 respectively. Fiscal year ended 2008 – Discussion related to accounting for swaps.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2008 - $309,142

Fiscal year ended 2007 - $227,160

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	June 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 23, 2008